Share-based payments	12 Months Ended
Dec. 31, 2017
Share-based Payments
Share-based payments

2016 Option Plan

Under the Stock Option Plan 2016 Terms and Conditions, or the 2016 Plan, InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management and key employees. Prior to the initial public offering, the outstanding awards under the 2016 Plan covered an aggregate of 1,239,252 common shares and the exercise price for each outstanding award was €7.81 per share (in each case after giving effect to the corporate reorganization). Any additional awards available under the 2016 Plan lapsed upon the closing of the Series D financing in October 2017.

In conjunction with the corporate reorganization, all outstanding awards granted under the 2016 Plan vested and were converted into awards exercisable for common shares of InflaRx N.V. and were governed by the terms of the 2016 Plan. In addition, 533,820 outstanding awards granted in connection with the Company’s Series B financing were converted into awards exercisable for common shares of InflaRx N.V. (in each case after giving effect to the corporate organization). The conversion of outstanding option awards into awards exercisable for common shares of InflaRx N.V. occurred on a one-to-84 basis. As a result of the accelerated vesting, the remaining fair value amount of all awards granted was expensed in the fourth quarter upon sonsummation of the initial public offering.

InflaRx GmbH was a private company with no active market for its shares. Therefore, the determination of fair values at the grant date of our share-based payment awards required significant judgment and involved the use of unobservable inputs which are defined as level 3 inputs in IFRS 13.

The fair value of stock options granted under the 2016 Plan has been measured using a hybrid method which considers the value of InflaRx as a whole and allocates it to the common shares and various tranches of preferred shares under an option-pricing model after considering the probabilities of various scenarios of an initial public offering or a future sale of the Company. The inputs used in the measurement of the fair value at grant date of the awards granted under the 2016 Plan were as follows.

Fair value of stock option in €	212
Fair value of common share in €	431
Exercise price in €	656
Volatility (weighted average)	63%
Expected life (range)	4.25 to 7 years
Dividend yield	-
Risk-free rate (range)	-0.33 to 0.17%

Expected volatility has been based on an evaluation of the historical and implied volatility of a peer group of companies. The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

2017 long-term incentive plan

In conjunction with the closing of our initial public offering, we established a new omnibus plan, or the 2017 Plan, or LTI, with the purpose of advancing the interests of our shareholders by enhancing our ability to attract, retain and motivate individuals who are expected to make important contributions to us. The 2017 Plan governs issuances of equity incentive awards from and after the closing of our initial public offering. The initial maximum number of common shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 common shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 3% of the total outstanding common shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the board of directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan.

Plan administration

The 2017 Plan is administered by the Plan Committee. The Committee shall be appointed by the Board and shall consist of not less than three directors of the Board. The Board may designate one or more directors as a subcommittee who may act for the Committee if necessary to satisfy the requirements of this Section. The Committee may issue rules and regulations for administration of the Plan.

Eligibility

Equity incentive awards may be granted to our employees, non-employee directors, consultants or other advisors, as well as holders of equity compensation awards granted by a company that may be acquired by us in the future.

Awards

Equity incentive awards under the 2017 Plan may be granted in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other share-based awards. Stock options and stock appreciation rights will have an exercise price determined by the compensation committee but that is no less than fair market value of the underlying common shares on the date of grant.

Vesting period

The vesting conditions for grants under the equity incentive awards under the 2017 Plan will be set forth in the applicable award documentation. However, subject to the acceleration provisions under certain circumstances described below, awards (other than replacement awards) may not vest in full prior to the first anniversary of the grant date, with the exception that up to five percent of the shares available for issuance under the 2017 Plan may provide for alternative vesting conditions.

Termination of Service and Change in Control

In the event of a participant’s termination of employment, the compensation committee may, in its discretion, determine the extent to which an equity incentive award may be exercised, settled, vested, paid or forfeited. In the event of a change in control of the company (as defined in the 2017 Plan), any then successor or surviving corporation may continue outstanding awards, or convert or substitute such awards for award or right with respect to the stock of the successor or surviving corporation, in which case, if a participant is terminated by the successor or surviving corporation without “cause” or for “good reason” (in each case, as defined in the 2017 Plan) within 24 months following the change in control, all equity incentive awards held by the participant will immediately vest. If any outstanding awards are not continued or converted following a change in control of the company, then such awards will immediately vest, and options and stock appreciation rights will become fully exercisable. In connection with a change of control, the compensation committee may, in its discretion, take a number of other actions, including accelerating the vesting of any equity incentive award or terminating or cancelling any equity incentive award for cash payment.

The fair value of options granted under the 2017 Plan program was determined using the Black-Scholes valuation model. As the Company was listed on the Nasdaq Global Select Market, the closing price of the common shares at grant date was used. Other significant inputs into the model are as follows (weighted average):

Fair value per share in USD	18.05
Exercise price in USD	18.05
Volatility expected	73.0%
Expected life (midpoint based)	4.9
Dividend yield expected	-
Risk-free rate (interpolated, US sovereign strips curve)	2.16%
Fair Value per option (in USD)	10.86
FX rate (EUR/USD) as of grant date	0.85
Fair Value per option (in EUR)	9.24

Expected volatility has been based on an evaluation of the historical and implied volatility of a peer group of companies The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The number of share options under the 2017 Plan were as follows:

Granted in 2017	1,869,192
Forfeited	-
Outstanding at December 31, 2017	1,869,192
Thereof vested	0

The dividend yield has no impact due to the anti-dilution clause as defined in the LTI.

Expenses are determined based on the number of stock option granted within a tranche and the vesting period of a tranche. This implies two effects: (i) the more options granted within a tranche, the higher expense of a tranche, and (ii) the shorter the vesting period of a tranche, the higher expense of a tranche. For example, 33.33% of all stock options granted are allocated to the first tranche which vests over 1 year after the Grant Date, whereas 8.33% of all stock options granted are allocated to the ninth tranche which vests over 3 years.

Therefore the expenses recognized from the granted share options under the 2017 Plan will be €0.6 million in 2017 and are anticipated to be €11.3 million for 2018, €4.1 million for 2019 and €1.2 million for 2020, assuming that no fluctuation of staff occurs.

Other share-based awards

In 2016, InflaRx also established a share-based payment plan for its nonexecutive board members (the “Board Plan”) and granted 484 shares of common stock. Grants under the Board Plan are not subject to service or performance conditions.

In prior years, InflaRx had granted to its managing directors and certain executive officers options to purchase common shares for a nominal price (the “2012 Plan”). Vesting of the awards for 5,114 common shares issued in 2012 was subject to non-market performance conditions comprising the achievement of milestones of development projects; all such awards were vested at December 31, 2016. 974 awards issued after 2012 to key employees required the completion of an initial public offering or other exit event as condition, which was waived in 2016, resulting in a vesting of all options.

In 2017, 2016 and 2015, compensation expenses of €4.6 million, €0.9 million and €0.2 million were recognized for all share-based payment awards.

None of the share-based payments awards were dilutive in determining earnings per share due to the loss situation of the Company’s net loss position.